Share-Based Compensation (Fair Value Assumptions) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-Based Compensation [Abstract]
Risk-free interest rate, minimum	2.61%
Risk-free interest rate, maximum	2.833%
Risk-free interest rate		2.99%
Contract life	10 years	10 years
Expected volatility range, minimum	48.78%
Expected volatility range, maximum	48.96%
Expected volatility range		50.48%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying shares on the date of option grants, minimum	¥ 16.23
Fair value of the underlying shares on the date of option grants, maximum	22.63
Fair value of the underlying shares on the date of option grants	¥ 13.43	¥ 13.32	¥ 5.93